Schedule of Interest Receivable on Debt Securities (Detail) - Debt Securities - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Interest receivable on debt securities - current (recorded within "Other receivable")	$ 664
Interest receivable on debt securities - noncurrent (recorded within "Other" under "OTHER ASSETS")	191	$ 392
Interest receivable on debt securities	$ 855	$ 392